UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21217
Eaton Vance Insured California II Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	September 30
Date of Reporting Period	June 30, 2005

Item 1. Schedule of Investments

Eaton Vance Insured California Municipal Bond Fund II                                                             as of June 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.3%

Principal
Amount
(000’s omitted)	Security	Value
	General Obligations — 5.9%
$775	California, 5.00%, 6/1/34	$819,152
900	California, 5.25%, 4/1/30	968,868
1,465	California, 5.50%, 11/1/33	1,634,779
		$3,422,799
	Hospital — 5.3%
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	3,067,949
		$3,067,949
	Insured-Electric Utilities — 6.9%
1,475	Glendale Electric, (MBIA), 5.00%, 2/1/32	1,561,936
1,650	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.39%, 7/1/29 (1)(2)	1,933,668
455	Sacramento Municipal Electric Utility District, (FSA), Variable Rate, 9.997%, 8/15/28 (1)(3)	532,341
		$4,027,945
	Insured-Escrowed/Prerefunded — 6.9%
2,000	East Bay Municipal Utility District Water System, Prerefunded to 6/1/08, (MBIA), 5.00%, 6/1/38	2,145,120
1,710	Los Angeles Unified School District, Prerefunded to 7/1/10, (FGIC), 5.375%, 7/1/25	1,847,022
		$3,992,142
	Insured-General Obligations — 33.9%
1,250	California, (AMBAC), 5.00%, 4/1/27	1,318,337
415	California, (XLCA), Variable Rate, 9.995%, 10/1/28 (1)(3)	478,628
5,000	Clovis Unified School District, (FGIC), 0.00%, 8/1/20	2,593,100
2,000	Laguna Salada Union School District, (FGIC), 0.00%, 8/1/22	933,440
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,468,628
1,945	Los Osos Community Services, Wastewater Assessment District, (MBIA), 5.00%, 9/2/33	2,049,310
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,065,390
735	San Diego Unified School District, (MBIA), Variable Rate, 11.495%, 7/1/24 (1)(3)	1,164,130
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), 0.00%, 9/1/21	2,113,923
1,750	Santa Ana Unified School District, (MBIA), 5.00%, 8/1/32	1,848,927
1,000	Simi Valley Unified School District, (MBIA), 5.00%, 8/1/28	1,071,980
3,200	Union Elementary School District, (FGIC), 0.00%, 9/1/22	1,487,968

$2,600	Union Elementary School District, (FGIC), 0.00%, 9/1/23	$1,146,002
		$19,739,763
	Insured-Lease Revenue / Certificates of Participation — 20.8%
4,000	Anaheim, Public Financing Authority Lease Revenue, (FSA), 5.00%, 3/1/37	4,102,680
4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27 (4)	4,488,255
2,250	Orange County Water District Certificates of Participation, (MBIA), 5.00%, 8/15/34	2,376,675
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,128,976
		$12,096,586
	Insured-Public Education — 14.1%
4,000	California State University, (AMBAC), 5.00%, 11/1/33	4,224,600
3,790	University of California, (FGIC), 5.125%, 9/1/31	4,008,001
		$8,232,601
	Insured-Sewer Revenue — 4.4%
2,425	Los Angeles Wastewater Treatment System, (FGIC), 5.00%, 6/1/28	2,563,492
		$2,563,492
	Insured-Special Assessment Revenue — 18.5%
2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (MBIA), 5.00%, 8/1/33	2,654,550
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (MBIA), 5.00%, 8/1/33	2,654,550
1,750	Irvine Public Facility and Infrastructure Authority Assessment, (AMBAC), 5.00%, 9/2/26	1,804,547
2,000	Murrieta Redevelopment Agency Tax, (MBIA), 5.00%, 8/1/32	2,120,840
1,335	San Jose Redevelopment Agency Tax, (MBIA), Variable Rate, 9.995%, 8/1/32 (1)(3)	1,513,463
		$10,747,950
	Insured-Special Tax Revenue — 12.6%
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	718,880
1,060	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	246,217
8,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	1,371,920
1,000	San Francisco Bay Area Rapid Transportation District Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	1,049,900
3,750	San Francisco Bay Area Rapid Transportation District, (AMBAC), 5.125%, 7/1/36	3,957,787
		$7,344,704
	Insured-Transportation — 15.7%
4,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/36	4,247,720

$2,250	Los Angeles County Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	$2,427,008
6,670	San Joaquin Hills Transportation Corridor Agency, (MBIA), 0.00%, 1/15/27	2,447,823
		$9,122,551
	Insured-Utilities — 3.1%
1,750	Los Angeles Department of Water and Power, (FGIC), 5.125%, 7/1/41	1,832,653
		$1,832,653
	Insured-Water Revenue — 1.7%
835	Contra Costa Water District, (FSA), Variable Rate, 9.999%, 10/1/32 (1)(3)	978,754
		$978,754
	Water Revenue — 4.5%
2,500	California Water Resource, (Central Valley), 5.00%, 12/1/29	2,590,525
		$2,590,525
	Total Tax-Exempt Investments — 154.3% (identified cost $84,042,425)	$89,760,414
	Other Assets, Less Liabilities — 3.7%	$2,160,323
	Auction Preferred Shares Plus Cumulative Unpaid Dividends — (58.0)%	$(33,752,177)
	Net Assets Applicable to Common Shares — 100.0%	$58,168,560

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at June 30, 2005, 89.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 27.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of the securities is $6,600,984 or 11.3% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at June 30, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
09/05	200 U.S. Treasury Bond	Short	$(23,402,890)	$(23,750,000)	$(347,110)

At June 30, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$83,999,081
Gross unrealized appreciation	$5,761,333
Gross unrealized depreciation	—
Net unrealized appreciation	$5,761,333

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured California II Municipal Bond Fund

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fetter
Thomas J. Fetter
President and Principal Executive Officer
Date:	August 23, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	August 23, 2005